Consolidated Statements of Cash Flows (Parenthetical) € in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€) activity		Dec. 31, 2021 EUR (€) activity
Condensed Cash Flow Statements, Captions [Line Items]
Income tax paid		€ (927)	€ (220)		€ (1,280)
Interest paid		(162)	(180)		(334)
Interest received		23	1		3
Dividends received from non-consolidated entities		0	0		2
Deferred tax expense		(592)	(128)		(350)
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax	[1]	544	€ 299	[2]	€ 676 [2]
Number of activities divested during period | activity			2		2
Consumer Healthcare and Pharmaceuticals
Condensed Cash Flow Statements, Captions [Line Items]
Deferred tax expense		34
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax		€ 168
Pharmaceuticals
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax			€ 84		€ 187
Consumer Healthcare
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax					€ 109

[1]	This line item includes proceeds from disposals of investments in consolidated entities and of other non-current financial assets, net of tax (including €34 million of deferred taxes as of June 30, 2022). For the six months ended June 30, 2022, it includes the divestment of certain non-core Consumer Healthcare and established prescription products for a selling price of €168 million before taxes. For the six months ended June 30, 2021 and the year ended December 31, 2021, it includes the divestments of two activities relating (i) to certain established prescription products, for a selling price (before taxes) of €84 million as of June 30, 2021 and €187 million as of December 31, 2021, and (ii) certain Consumer Healthcare products, for a selling price (before taxes) of €109 million as of December 31, 2021.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.